SCHRODER CAPITAL FUNDS (DELAWARE)

                      SCHRODER U.S. SMALLER COMPANIES FUND

                                 INVESTOR SHARES

                        Supplement Dated June 1, 1997 to
                         Prospectus Dated March 1, 1997

PORTFOLIO MANAGEMENT

The third paragraph in the section "Management of the Fund -- Investment Adviser and Portfolio Managers" on Page 11 of the Prospectus is replaced in its entirety by the following paragraph:

         Fariba Talebi, a Vice President of the Trust, a Group Vice President of SCMI and a Director of Schroder Capital Management Inc. with the assistance of the special small cap investment team is primarily responsible for the day-to-day management of the Portfolio's investments and has managed the Portfolio since its inception. Prior to March 1, 1997, Ira Unschuld, a First Vice President of SCMI and a member of the small cap investment team was a co-manager of the Fund. Ms. Talebi has been employed by SCMI in the investment research and portfolio management areas since 1987.


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                        SCHRODER CAPITAL FUNDS (DELAWARE)

                      SCHRODER U.S. SMALLER COMPANIES FUND

                                 ADVISOR SHARES

                        Supplement Dated June 1, 1997 to
                         Prospectus Dated March 1, 1997

PORTFOLIO MANAGEMENT

The third paragraph in the section "Management of the Fund -- Investment Adviser and Portfolio Managers" on Page 10 of the Prospectus is replaced in its entirety by the following paragraph:

         Fariba Talebi, a Vice President of the Trust, a Group Vice President of SCMI and a Director of Schroder Capital Management Inc. with the assistance of the special small cap investment team is primarily responsible for the day-to-day management of the Portfolio's investments and has managed the Portfolio since its inception. Prior to March 1, 1997, Ira Unschuld, a First Vice President of SCMI and a member of the small cap investment team was a co-manager of the Fund. Ms. Talebi has been employed by SCMI in the investment research and portfolio management areas since 1987.



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